Financial Assets and Liabilities - Schedule of Financial Assets (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Financial Assets [Abstract]
Cash		$ 13,070	$ 19,033
Accounts receivable and other receivables, net		44	4,839
Receivable for private company shares			8,978
Loans receivable	[1]	91	110
Investment in private company shares		6,978
Total		$ 20,183	$ 32,960

[1]	Loans receivable for the six months ended June 30, 2026 and December 31, 2025 is presented in the statement of financial position under prepayments and other current assets.